Debt (Details) - Schedule of Debt - USD ($) $ in Thousands	Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Debt (Details) - Schedule of Debt [Line Items]
Note payable – Exchange Note	$ 18,509		$ 31,975
PPP Loan	518		656		804
Navitas Loan	10		23
Other notes payable	487	[1]		[1]	297
Total debt	20,024		32,654		1,101
Less: unamortized debt discount			(3,414)
Total debt, net of debt discount	20,638		29,239
Less: current portion, net of current unamortized debt discount	(1,640)		(28,832)
Long-term debt	$ 18,998		407
Previously Reported [Member]
Debt (Details) - Schedule of Debt [Line Items]
Total debt, net of debt discount			29,240		1,101
Less: current portion, net of current unamortized debt discount			(28,833)		(1,089)
Long-term debt			$ 407		$ 12

[1]	Other notes payable relates to a one-year insurance premium that was financed over nine-months.